Trade and Other Receivables	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Trade and Other Receivables
7.	Trade and Other Receivables

(1)	Details of trade and other receivables as of December 31, 2019 and 2018 are as follows:

(In millions of won)
	December 31, 2019
	Gross amount		Loss allowance	Carrying amount
Current assets:
Accounts receivable — trade	￦	2,480,419	(249,440)	2,230,979
Short-term loans		66,706	(583)	66,123
Accounts receivable — other(*)		953,815	(48,379)	905,436
Accrued income		3,977	(166)	3,811
Guarantee deposits (Other current assets)		145,041	—	145,041

		3,649,958	(298,568)	3,351,390
Non-current assets:
Long-term loans		81,231	(47,471)	33,760
Long-term accounts receivable — other(*)		344,662	—	344,662
Guarantee deposits		165,033	(299)	164,734
Long-term accounts receivable — trade (Other non-current assets)		16,977	(61)	16,916

		607,903	(47,831)	560,072

	￦	4,257,861	(346,399)	3,911,462

(*)	Gross and carrying amounts of accounts receivable — other as of December 31, 2019 include ￦ 532,225 million of financial instruments classified as FVTPL.

(In millions of won)
	December 31, 2018
	Gross amount		Loss allowance	Carrying amount
Current assets:
Accounts receivable — trade	￦	2,268,680	(260,040)	2,008,640
Short-term loans		59,643	(549)	59,094
Accounts receivable — other(*)		1,006,183	(68,346)	937,837
Accrued income		6,232	(166)	6,066
Guarantee deposits (Other current assets)		2,714	—	2,714

		3,343,452	(329,101)	3,014,351
Non-current assets:
Long-term loans		75,860	(46,826)	29,034
Long-term accounts receivable — other(*)		274,053	—	274,053
Guarantee deposits		313,140	—	313,140
Long-term accounts receivable — trade (Other non-current assets)		11,410	(117)	11,293

		674,463	(46,943)	627,520

	￦	4,017,915	(376,044)	3,641,871

(*)	Gross and carrying amounts of accounts receivable — other as of December 31, 2018 include ￦ 489,617 million of financial instruments classified as FVTPL.

(2)	Changes in the loss allowance on accounts receivable — trade measured at amortized costs during the years ended December 31, 2019 and 2018 are as follows:

(In millions of won)
	Beginning balance		Impact of adopting IFRS 9	Impairment	Write-offs(*)	Collection of receivables previously written-off	Business combination and others	Ending Balance
2019	￦	260,157	—	28,841	(55,756)	14,772	1,487	249,501
2018		239,448	12,950	38,211	(46,616)	13,455	2,709	260,157

(*)	The Group writes off the trade and other receivables when contractual payments are more than 5 years past due, or for reasons such as termination of operations or liquidation.

(3)
The Group applies the practical expedient that allows the Group to estimate the loss allowance for accounts receivable — trade at an amount equal to the lifetime expected credit losses. The expected credit losses include the forward-looking information. To make the assessment, the Group uses its historical credit loss experience over the past three years and classified the accounts receivable — trade by their credit risk characteristics and days overdue. Details of loss allowance on accounts receivable — trade as of December 31, 2019 are as follows:

(In millions of won)
		Less than 6 months		6 months ~ 1 year	1 ~ 3 years	More than 3 years
Telecommunications service revenue	Expected credit loss rate		1.34%	63.33%	85.89%	97.49%
	Gross amount	￦	1,180,733	44,972	110,038	28,300
	Loss allowance		15,822	28,481	94,509	27,589

Other revenue	Expected credit loss rate		3.49%	56.01%	45.99%	61.72%
	Gross amount	￦	1,052,530	5,162	20,252	55,409
	Loss allowance		36,696	2,891	9,313	34,200

As the Group is a wireless and fixed-line telecommunications service provider, the Group’s financial assets measured at amortized cost primarily consist of receivables from numerous individual customers, and, therefore, no significant credit concentration risk arises.
Receivables related to other revenue mainly consist of receivables from corporate customers. The Group transacts only with corporate customers with credit ratings that are considered to be low at credit risk. In addition, the Group is not exposed to significant credit concentration risk as the Group regularly assesses their credit risk by monitoring their credit rating. While the contract assets are under the impairment requirements, no significant credit risk has been identified.